Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Schedule of leases

	Right-of-use assets	Lease liabilities
Balance at January 1, 2025	1,846	1,300
Additions	1,116	1,116
Depreciation	(881)	—
Interest expense	—	44
Payments	—	(386)
Derecognition of right-of-use assets/lease liabilities due to sale	(9)	(7)
Effect of foreign exchange rates	40	210
Balance at June 30, 2025	2,112	2,277

Lease liabilities - current		1,720
Lease liabilities - non-current		557

	Right-of-use assets	Lease liabilities
Balance at January 1, 2026	1,047	1,087
Additions	1,113	1,113
Loss on modification	172	172
Depreciation	(545)	—
Interest expense	—	39
Payments	—	(647)
Effect of foreign exchange rates	5	(27)
Balance at June 30, 2026	1,792	1,737

Lease liabilities - current		1,573
Lease liabilities - non-current		164

Schedule of amounts recognized in consolidated statement of profit or loss

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Expense relating to short-term and low-value leases	80	102	27	51
Interest expense on lease liabilities	39	44	22	26
	119	146	49	77

Schedule of cash outflow for leases

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Cash outflow for leases	608	342	397	209
Cash outflow for short-term and low-value leases	80	102	27	51
Total cash outflow for leases	688	444	424	260